Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	20,000,000	20,000,000	20,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	15,000,000	15,000,000	15,000,000
Common Stock, Shares, Issued	1,367,628	1,334,950	855,237
Common Stock, Shares, Outstanding	1,367,628	1,334,950	855,237
Revision of Prior Period, Adjustment [Member]
Common Stock, Shares, Issued		1,359,040
Common Stock, Shares, Outstanding		1,359,040